Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 13,863	$ (25,825)
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes	(11,832)	(46,873)
Depreciation and amortization	74,162	59,771
Stock-based compensation expense	3,399	2,492
Amortization of debt issuance costs	5,565	4,398
Accretion of asset retirement obligations	166	131
Loss on impairment of intangible assets	27,826	74,034
Loss on extinguishment of debt	4,084	21,524
Gain on discontinued operations	(900)
Changes in operating assets and liabilities:
Restricted cash	9,486	(6,020)
Accounts receivable	(18,641)	6,709
Other current assets	(12,265)	(1,167)
Other long-term assets	98	160
Customer deposits	(9,486)	6,020
Accrued compensation	263	(38,844)
Accounts payable and accrued other expenses	(14,831)	5,694
Estimated liability for refunds and appeals	(7,166)	33,303
Other long-term liabilities	(115)	105
Other	(522)	116
Net cash provided by operating activities	63,154	95,728
Cash flows from investing activities:
Expenditures for property and equipment	(22,982)	(19,014)
Business combinations, net of cash acquired		(1,072,614)
Other investing activities	401	108
Net cash provided by (used in) investing activities	(22,581)	(1,091,520)
Cash flows from financing activities:
Net proceeds from issuance of common stock		365,187
Proceeds from exercise of stock options	210	32
Purchase of treasury shares		(18)
Proceeds from issuance of debt		1,395,000
Payment of contingent consideration		(750)
Payment of debt issuance costs	(1,086)	(49,635)
Repayment of debt	(8,100)	(683,944)
Net cash (used in) provided by financing activities	(8,976)	1,025,872
Effect of foreign exchanges on cash and cash equivalents	(844)	(530)
Net (decrease) increase in cash and cash equivalents	30,753	29,550
Cash and cash equivalents at beginning of period	118,612	89,062
Cash and cash equivalents at end of the period	149,365	118,612
Supplemental disclosures of cash flow information:
Cash paid for income taxes	41,119	27,433
Cash paid for interest	60,238	46,530
Noncash investing activities (accrued property and equipment purchases)	$ 12,949	947
Noncash financing activities (issuance of common stock)		69,957
Noncash acquisition of treasury stock		$ 98